Global Atlantic Moderate Growth Managed Risk Portfolio

Portfolio of Investments (Unaudited)

September 30, 2024

	Shares/ Principal	Fair Value
Exchange Traded Funds - 95.2%
Debt Funds - 31.0%
iShares 10+ Year Investment Grade Corporate Bond ETF	28,409	$1,522,438
iShares 10-20 Year Treasury Bond ETF	4,385	479,412
iShares 1-3 Year Treasury Bond ETF	24,077	2,002,003
iShares 1-5 Year Investment Grade Corporate Bond ETF	33,617	1,770,271
iShares 20+ Year Treasury Bond ETF	29,454	2,889,437
iShares 3-7 Year Treasury Bond ETF	19,128	2,287,805
iShares 5-10 Year Investment Grade Corporate Bond ETF	29,623	1,591,348
iShares 7-10 Year Treasury Bond ETF	6,234	611,680
iShares Core Total USD Bond Market ETF	151,162	7,122,753
iShares Core U.S. Aggregate Bond ETF	46,521	4,711,182
iShares J.P. Morgan USD Emerging Markets Bond ETF	6,708	627,735
iShares MBS ETF	44,568	4,270,060
Total Debt Funds		29,886,124
Equity Funds - 64.2%
iShares Core MSCI EAFE ETF	93,529	7,299,938
iShares Core S&P 500 ETF(a)	44,781	25,830,576
iShares Core S&P Mid-Cap ETF	78,296	4,879,407
iShares Core S&P Small-Cap ETF	20,747	2,426,569
iShares MSCI EAFE Growth ETF	17,576	1,892,056
iShares MSCI EAFE Value ETF	34,427	1,980,585
iShares MSCI Emerging Markets ex China ETF	22,859	1,396,914
iShares MSCI USA Momentum Factor ETF	7,092	1,437,974
iShares MSCI USA Quality Factor ETF	30,442	5,458,251
iShares S&P 500 Growth ETF	41,918	4,013,649
iShares S&P 500 Value ETF	10,659	2,101,635
iShares U.S. Infrastructure ETF	7,053	331,279
iShares U.S. Technology ETF	17,843	2,705,356
Total Equity Funds		61,754,189
Total Exchange Traded Funds
(Cost - $63,797,300)		91,640,313
Short-Term Investments - 4.9%
Money Market Funds - 4.9%
Dreyfus Government Cash Management, 4.80%(b)	3,736,075	3,736,075
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 4.83%(b)	963,255	963,255

Total Short-Term Investments (Cost - $4,699,330)		4,699,330

	Shares/ Principal	Fair Value

Total Investments - 100.1%
(Cost - $68,496,630)		$96,339,643
Other Assets Less Liabilities - Net (0.1)%		(73,880)
Total Net Assets - 100.0%		$96,265,763

Global Atlantic Moderate Growth Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2024

(a)	The fair value of this holding exceeds 25% of the Fund's net assets. Additional information for this holding, including financial statements, is available from the SEC's EDGAR database at www.sec.gov.
(b)	The rate shown is the annualized seven-day yield at period end.